Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Finance and interest (notes 7, 9 and 10)	$ 36,227	$ 54,618	$ 55,265
Foreign exchange loss	318
Legal, accounting and audit	21,545	31,702	27,204
Office, rent and miscellaneous (note 7)	26,133	39,847	56,058
Regulatory and transfer fees	30,992	3,340	4,596
Consulting			879
Travel, meals and entertainment	12
Loss on debt settlement (note 11)	887,222
Impairment loss (note 5 and 17)	40,002
Shareholder communications	2,412	3,872	3,135
Total expenses	1,044,863	133,379	147,137
Net and comprehensive Loss for the Year	$ (1,044,863)	$ (133,379)	$ (147,137)
Basic and Diluted Loss per Common Share	$ (0.24)	$ (0.09)	$ (0.10)
Weighted Average Number of Common Shares Outstanding	4,287,906	1,427,571	1,423,364